Supplement to the
Fidelity® California Limited Term Tax-Free Bond Fund
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

CSI-SUM-16-01 1.9880503.100	December 1, 2016